CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY - USD ($) $ in Thousands	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Total
Beginning balance at Dec. 31, 2014	$ 15,003	$ 193,729		$ (822)	$ 1,161	$ 209,071
Beginning balance, shares at Dec. 31, 2014	15,003	17,332,775
Net income (loss)				(14,974)		(14,974)
Other comprehensive income, net of tax					(6,868)	(6,868)
Share-based compensation expense			$ 1,045			1,045
Ending balance at Dec. 31, 2015	$ 15,003	$ 193,729	1,045	(15,796)	(5,707)	188,274
Ending balance, shares at Dec. 31, 2015	15,003	17,332,775
Net income (loss)				2,814		2,814
Other comprehensive income, net of tax					9,445	9,445
Issuance of stock						50,018
Issuance of stock, shares		3,078,075
Share-based compensation expense						553
Ending balance at Sep. 30, 2016	$ 15,003			(12,982)	3,738	251,104
Ending balance, shares at Sep. 30, 2016	15,003	20,410,850
Beginning balance at Dec. 31, 2015	$ 15,003	$ 193,729	1,045	(15,796)	(5,707)	188,274
Beginning balance, shares at Dec. 31, 2015	15,003	17,332,775
Net income (loss)				66,729		66,729
Other comprehensive income, net of tax					(1,561)	(1,561)
Issuance of stock		$ 50,018	(426)			49,592
Issuance of stock, shares		3,078,075
Issuance of preferred stock	$ 9,388					9,388
Issuance of preferred stock, shares	9,388
Issuance of common stock due to business combination		$ 68,247				68,247
Issuance of common stock due to business combination, shares		4,199,791
Subscription of preferred stock	$ 1,050					1,050
Subscription of preferred stock, shares	1,050
Share-based compensation expense			899			899
Exercise of stock options, net of tax			40			40
Number of options exercised		6,065
Ending balance at Dec. 31, 2016	$ 25,441	$ 311,994	$ 1,558	50,933	(7,268)	382,658
Ending balance, shares at Dec. 31, 2016	25,441	24,616,706
Net income (loss)				22,461		22,461
Other comprehensive income, net of tax					2,720	2,720
Issuance of stock		$ 46				76,829
Issuance of stock, shares		4,630,194
Share-based compensation expense						951
Ending balance at Sep. 30, 2017	$ 10,438	$ 292		$ 62,311	$ (4,548)	$ 459,533
Ending balance, shares at Sep. 30, 2017	10,438	29,305,400